Shareholder Report, Average Annual Return (Details) 194682_Themes Generative Artificial Intelligence ETF_TF_TSR Annual {TF}	12 Months Ended	22 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
Themes Generative Artificial Intelligence ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Themes Generative Artificial Intelligence ETF
Average Annual Return, Percent	46.57%	36.05%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	17.27%	22.92%
Solactive Generative Artificial Intelligence Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Solactive Generative Artificial Intelligence Index
Average Annual Return, Percent	47.35%	36.87%